UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Central Securities Corporation
Address:  630 Fifth Avenue
          New York, New York 10111

13F File Number:  28-6578

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Marlene A. Krumholz
Title:   Secretary
Phone:   212-698-2020
Signature, Place, and Date of Signing:

/s/ Marlene A. Krumholz      New York, New York     February 4, 2005

Report Type (Check only one.):

[X]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       36

Form 13F Information Table Value Total:  391,343

List of Other Included Managers:

None

                           FORM 13F INFORMATION TABLE

                                                         VALUE    SHARES/  SH/  PUT/  INVSMT     OTHER            VOTING AUTHORITY
    NAME OF ISSUER         TITLE OF CLASS     CUSIP     (x$1000)  PRN AMT  PRN  CALL  DSCRETN   MANAGERS  SOLE    SHARED      NONE
       COLUMN 1               COLUMN 2       COLUMN 3   COLUMN 4           COLUMN 5   COLUMN 6  COLUMN 7          COLUMN 8
====================================================================================================================================
ABBOTT LABORATORIES            COMMON       002824 10 0    4665     100000     SH         SOLE             100000     0         0
ACCENTURE LTD                  COMMON       G115OG 11 1   10800     400000     SH         SOLE             400000     0         0
AMERICAN INTERNATIONAL
  GROUP, INC.                  COMMON       026874 10 7    9850     150000     SH         SOLE             150000     0         0
ANALOG DEVICES, INC.           COMMON       032654 10 5   15876     430000     SH         SOLE             430000     0         0
ARCH CAPITAL GROUP LTD.        COMMON       G0450A 10 5    3870     100000     SH         SOLE             100000     0         0
BANK OF NEW YORK CO., INC.     COMMON       064057 10 2   16710     500000     SH         SOLE             500000     0         0
BRADY CORPORATION              CLASS A      104674 10 6   31598     505000     SH         SOLE             505000     0         0
CAPITAL ONE FINANCIAL CORP.    COMMON       14040H 10 5   30737     365000     SH         SOLE             365000     0         0
CERIDIAN CORPORATION           COMMON       156779 10 0    7312     400000     SH         SOLE             400000     0         0
CINCINNATI BELL INC.           COMMON       171871 10 6    3735     900000     SH         SOLE             900000     0         0
CONVERGYS CORPORATION          COMMON       212485 10 6   25333    1690000     SH         SOLE            1690000     0         0
DOVER CORPORATION              COMMON       260003 10 8    7130     170000     SH         SOLE             170000     0         0
ENCANA CORP.                   COMMON       292505 10 4    9130     160000     SH         SOLE             160000     0         0
ERIE INDEMNITY COMPANY         CLASS A      29530P 10 2     526      10000     SH         SOLE              10000     0         0
FIFTH THIRD BANCORP.           COMMON       316773 10 0   13480     285000     SH         SOLE             285000     0         0
FLEXTRONICS INT'L. LTD.        COMMON       Y2573F 10 2   16722    1210000     SH         SOLE            1210000     0         0
FREESCALE SEMICONDUCTOR, INC.  CLASS B      35687M 20 6     405      22083     SH         SOLE              22083     0         0
INTEL CORPORATION              COMMON       458140 10 0   22922     980000     SH         SOLE             980000     0         0
KERR-MCGEE CORPORATION         COMMON       492386 10 7   12714     220000     SH         SOLE             220000     0         0
MACMORAN EXPLORATION
  CORPORATION                  COMMON       582411 10 4    5984     320000     SH         SOLE             320000     0         0
MERCK & CO., INC.              COMMON       589331 10 7    3214     100000     SH         SOLE             100000     0         0
MOTOROLA, INC.                 COMMON       620076 10 9    3440     200000     SH         SOLE             200000     0         0
MURPHY OIL CORPORATION         COMMON       626717 10 2   24135     300000     SH         SOLE             300000     0         0
PFIZER INC.                    COMMON       717081 10 3    2689     100000     SH         SOLE             100000     0         0
POLYONE CORPORATION            COMMON       73179P 10 6   12231    1350000     SH         SOLE            1350000     0         0
ROHM AND HAAS COMPANY          COMMON       775371 10 7    6634     150000     SH         SOLE             150000     0         0
ROPER INDUSTRIES, INC.         COMMON       776696 10 6   12458     205000     SH         SOLE             205000     0         0
SCHERING-PLOUGH CORP.          COMMON       806605 10 1    9396     450000     SH         SOLE             450000     0         0
SOLECTRON CORPORATION          COMMON       834182 10 7    5330    1000000     SH         SOLE            1000000     0         0
SUNGARD DATA SYSTEMS INC.      COMMON       867363 10 3   16148     570000     SH         SOLE             570000     0         0
TRANSPORT CORP OF AMERICA      COMMON       89385P 10 2    4484     533757     SH         SOLE             533757     0         0
THE TRIZETTO GROUP, INC.       COMMON       896882 10 7   11808    1243000     SH         SOLE            1243000     0         0
UNISYS CORPORATION             COMMON       909214 10 8   11198    1100000     SH         SOLE            1100000     0         0
UNOCAL CORPORATION             COMMON       915289 10 2   17296     400000     SH         SOLE             400000     0         0
VICAL INCORPORATED             COMMON       925602 10 4     705     150000     SH         SOLE             150000     0         0
WIND RIVER SYSTEMS, INC.       COMMON       973149 10 7     678      50000     SH         SOLE              50000     0         0